PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE
Summary of Property Equipment And Software

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Machinery and laboratory equipment	100,693	138,049	20,015
Leasehold improvements	85,177	101,048	14,651
Computer Software	2,809	10,417	1,510
Construction in Progress	5,149	283	41
Others	4,785	6,890	999
Total property, equipment and software	198,613	256,687	37,216
Less: accumulated depreciation and amortization	(74,795)	(133,561)	(19,364)
Property, equipment and software, net	123,818	123,126	17,852